Summary Of Significant Accounting Policies (Significant Cash And Non-Cash Activities) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Cash Paid For [Abstract]
Interest Paid	$ 3,779	$ 2,978	$ 56,558	$ 38,591	$ 76,085	$ 75,121	$ 68,334
Income taxes	0	260	0	262	643	771	534
Non-Cash Investing Activities [Abstract]
Issuance of common units in connection with acquisitions	(284)		(284)		833,875	1,515
Liabilities incurred in connection with acquisitions			426	0	481	4,312	2,035
Change in accruals for property, plant and equipment additions	1,727	$ 1,857	22,860	$ 1,216	498	978	533
Common Unitholders [Member]
Non-Cash Investing Activities [Abstract]
Issuance of common units in connection with acquisitions	$ (284)		$ (284)		$ 825,452	$ 1,500	$ 0